Other Financial Liabilities - Schedule of Balances of Other Financial Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 83,705,578	$ 615,014,915
Other financial liabilities, Non-current	2,373,962,103	1,904,512,941
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	61,229,866	542,220,313
Other financial liabilities, Non-current	2,368,746,913	1,897,563,167
Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	22,461,567	72,793,962
Other financial liabilities, Non-current	5,215,190	6,949,774
Non-Hedging Derivatives [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 14,145	$ 640